TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				132 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Company's net loss before income tax
PRC	$ (76,098)	¥ (523,221)	¥ (1,229,979)	¥ (1,353,896)
Non-PRC	3,952	27,173	12,591	(9,057)
Loss before income tax and share of net income/(loss) of equity investees	(72,146)	(496,048)	(1,217,388)	(1,362,953)
Components of income tax expense
Current income tax	(2,650)	(18,219)	(11,536)	(570)
Deferred income tax	921	6,332	1,680
Income tax expense (benefit), total	$ (1,729)	¥ (11,887)	(9,856)	(570)
Cayman Islands
TAXATION
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
British Virgin Islands
TAXATION
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
TAXATION
Income tax rate (as a percent)	16.50%	16.50%
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Assessable profits		¥ 0	¥ 0	¥ 0
PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Assessable profits					¥ 0
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)	5.00%	5.00%
Percentage of ownership interests to be held by foreign investors (as a percent)	25.00%	25.00%
PRC | BEST Technology | High and New Technology Enterprises
TAXATION
Preferential tax rate (as a percent)	15.00%	15.00%
Number of years for preferential tax rate	3 years	3 years